Equity - Share capital (Details)	Dec. 31, 2022 $ / shares shares
Equity
Number of shares issued	56,954,952
Par value per share | $ / shares	$ 0.00005
Class B
Equity
Number of shares issued	27,400,848
Percentage of total number of shares issued and outstanding	10.00%
Class A
Equity
Number of shares issued	29,554,104